Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of dry docking activity
Balance at beginning of the year	$ 71,349	$ 86,134	$ 76,619
Cost incurred for dry docking	24,507	24,869	34,974
Dry-docking amortization	(34,466)	(39,654)	(25,459)
Write down of capitalized dry-dock expenditure	(1,232)
Balance at end of the year	$ 60,158	$ 71,349	$ 86,134